Consolidated Statements of Financial Position (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Class A Ordinary shares
Statement [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares ,shares issued	7,700,000	7,700,000
Class B Ordinary shares
Statement [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized	250,000,000	250,000,000
Ordinary shares ,shares issued	3,745,000	2,205,000